Profit Before Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.25%	0.25%	0.19%
Percentage of remuneration to directors	0.40%	0.40%	0.30%
Difference Between Employee Compensation Benefits And Director Remuneration Adjusted In Net Profit	$ 1,030	$ 34	$ 818
Bottom of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.01%	0.01%
Top of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	1.00%	1.00%
Percentage of remuneration to directors	0.75%	0.75%